Financial Statement Schedule I Condensed Financial Information of Parent Company Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 306,929	$ 43,230	¥ 707,895	¥ 1,180,898
Term deposits	169,756	23,910
Prepaid expenses and other current assets	94,835	13,357	140,894
Total current assets	630,726	88,836	913,375
TOTAL ASSETS	684,526	96,414	980,524
Current liabilities
Accrued expenses and other current liabilities	128,001	18,029	153,023
Total current liabilities	180,597	25,437	214,127
Non-current liabilities
TOTAL LIABILITIES	190,257	26,798	221,661
SHAREHOLDERS' EQUITY
Treasury stock	(97)	(14)	(21)
Additional paid-in capital	10,987,407	1,547,544	10,954,822
Accumulated other comprehensive income	77,363	10,896	62,689
Accumulated deficit	(10,570,747)	(1,488,858)	(10,258,965)
TOTAL SHAREHOLDERS' EQUITY	494,269	69,616	758,863	¥ 797,036	¥ 2,064,150
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	684,526	96,414	980,524
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	305	43	300
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	38	5	38
Parent Company
Current assets
Cash and cash equivalents	231,825	32,652	493,201
Term deposits	110,847	15,612
Amounts due from subsidiaries	865,964	121,968	788,947
Prepaid expenses and other current assets	3,911	551	3,750
Total current assets	1,212,547	170,783	1,285,898
TOTAL ASSETS	1,212,547	170,783	1,285,898
Current liabilities
Accrued expenses and other current liabilities	4,472	630	3,437
Amounts due to subsidiaries			29,781
Total current liabilities	4,472	630	33,218
Non-current liabilities
Deficits of investments in subsidiaries, VIEs and VIEs' subsidiaries	713,806	100,537	493,817
Total non-current liabilities	713,806	100,537	493,817
TOTAL LIABILITIES	718,278	101,167	527,035
SHAREHOLDERS' EQUITY
Treasury stock	(97)	(14)	(21)
Additional paid-in capital	10,987,407	1,547,544	10,954,822
Accumulated other comprehensive income	77,363	10,896	62,689
Accumulated deficit	(10,570,747)	(1,488,858)	(10,258,965)
TOTAL SHAREHOLDERS' EQUITY	494,269	69,616	758,863
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,212,547	170,783	1,285,898
Parent Company | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	305	43	300
Parent Company | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 38	$ 5	¥ 38